NOTE 25. CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 25. CONVERTIBLE PROMISSORY NOTES

NOTE 25. CONVERTIBLE PROMISSORY NOTES

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Face value of convertible promissory note issued on January 20, 2020	2,621,360	-
Face value of convertible promissory note issued on August 6, 2020	2 291,740	-
Debt discount	(3,790,737)	-
Liability component on initial recognition	1,122,363	-
Interest accrued but not yet paid for the period (Note 6)	1,692,217	-
Interest paid during the period	(185,469)	-
Exchange differences	(433,062)	-
Carrying value as at end of period	2,196,049	-

On January 20, 2020, the Company entered into a Convertible Promissory Note Purchase Agreement ("the First CN Agreement"), with an independent third party ("First Noteholder"). Pursuant to First CN Agreement, the First Noteholder purchased from the Company a 10% convertible promissory note (the "First Note") in the principal amount of HK$14 million (equivalent to approximately A$2.6 million) maturing in two (2) years from the date of First CN Agreement. The First Noteholder has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$5.00, subject to adjustment, per share over the term of the First Note.

In October 2020, the Company settled the interest accrued of A$174,811 by issuing 46,741 shares to the First Noteholder.

On August 6, 2020, the Company entered into a second Convertible Promissory Note Agreement ("the Second CN Agreement") with a third party ("Second Noteholder"). Pursuant to the Second CN Agreement, the holder invested USD 1,650,000 under a convertible note (the "Second Note") without interest, maturing in two years from the date of the Second Note. The Second Noteholder or the Company has the right to convert the principal into ordinary shares of the Company at a conversion price of USD 3.25 per share over the term of the Second Note. The conversion price is subject to downward adjustment and has a floor price of USD 1.50 if the Company sells ordinary shares below the conversion price within 12 months after the date of the Second Note. The Second Note cannot be prepaid. The Second Noteholder agreed to waive piggyback registration rights.

The conversion feature in convertible promissory notes were derivative liability based on the fact the conversion into shares could result in a variable number of shares to be issued.